Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Inventories [Abstract]
Finished goods	$ 30,250	$ 30,192
Work in process - including long-term contracts	30,372	23,139
Raw materials	47,439	43,655
Total	$ 108,061	$ 96,986